CAPITAL STOCK	12 Months Ended
Mar. 31, 2023
Capital Stock
CAPITAL STOCK

NOTE 15. CAPITAL STOCK

(a)	Authorized ordinary shares: Unlimited number of Portage ordinary shares without par value.
(b)	The following is a roll-forward of Portage ordinary shares for the years ended March 31, 2023 and 2022:

	Years Ended March 31,
	2023		2022
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of year	13,349	$158,324	12,084	$130,649
Shares issued in Tarus acquisition	2,426	17,200	–	–
Shares issued in iOx exchange	1,070	9,737	–	–
Excess of non-controlling interest acquired over consideration – iOx	–	29,609	–	–
Shares issued to Lincoln for commitment fee under Committed Purchase Agreement	94	900	–	–
Shares issued under public offering and ATM, net of issue costs	167	915	1,241	27,216
Purchase of shares issued under Committed Purchase Agreement, net of issue costs	480	1,977	–	–
Shares issued or accrued for services	20	120	8	120
Warrants exercised	–	–	16	339
Balance, end of year	17,606	$218,782	13,349	$158,324

On June 16, 2020, the Company completed a private placement of 698,145 restricted ordinary shares at a price of $10.00 per share for gross proceeds of $6.98 million to accredited investors. Directors of the Company subscribed for 215,000 shares, or approximately 30.8% of the private placement, for proceeds of $2.15 million. The Company incurred costs of approximately $0.25 million in connection with the offering, which was treated as contra-equity on the Company’s balance sheet.

During September 2020, the Company settled the SalvaRx Notes obligations originally due in June 2021 in an aggregate principal amount of approximately $3.7 million, plus accrued interest of $0.75 million in exchange for cash payments totaling $1.77 million and 397,604 of the associated SalvaRx warrants with an exercise price of $6.64 per share. The warrants were exchanged for an equal number of warrants to acquire Portage stock at the same price per share. The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020 (the settlement date) of $9.80 per share and the contract price of $6.64 per share.

Four of the Company's directors, Gregory Bailey, James Mellon, Steven Mintz (in trust) and Kam Shah (now a former director), received, in total, 363,718 of the shares pursuant to this transaction.

Portage filed a shelf registration statement with the SEC under which it may sell ordinary shares, debt securities, warrants and units in one or more offerings from time to time, which became effective on March 8, 2021 (“Registration Statement”). In connection with the Registration Statement, Portage has filed with the SEC:

•	a base prospectus, which covers the offering, issuance and sale by Portage of up to $200,000,000 in the aggregate of the securities identified above from time to time in one or more offerings;
•	a prospectus supplement, which covers the offer, issuance and sale by Portage in an “at-the-market” (“ATM”) offering of up to a maximum aggregate offering price of $50,000,000 of Portage’s ordinary shares that may be issued and sold from time to time under a Controlled Equity Offering Sales Agreement, dated February 24, 2021 (the “Sales Agreement”), with Cantor Fitzgerald & Co., the sales agent (“Cantor Fitzgerald”);

•	a prospectus supplement dated June 24, 2021, for the offer, issuance and sale by Portage of 1,150,000 ordinary shares for gross proceeds of approximately $26.5 million in a firm commitment underwritten public offering with Cantor Fitzgerald; and
•	a prospectus supplement dated August 19, 2022, for the resale by Portage of up to $30,000,000 in ordinary shares that Portage may sell from time to time to Lincoln Park Capital Fund, LLC (“Lincoln”) and an additional 94,508 shares that were issued to Lincoln.

The Sales Agreement permits the Company to sell in an ATM program up to $50,000,000 of ordinary shares from time to time, the amount of which is included in the $200,000,000 of securities that may be offered, issued and sold by the Company under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended. Upon termination of the Sales Agreement, any portion of the $50,000,000 included in the Sales Agreement prospectus that is not sold pursuant to the Sales Agreement will be available for sale in other offerings pursuant to the base prospectus. See Note 23(a), “Events After the Balance Sheet Date – Sale of Ordinary Shares,” for a further discussion.

During the quarter ended June 30, 2021, the Company commenced an ATM program, and the Company sold 90,888 ordinary shares during the June 2021 quarter, generating gross proceeds of approximately $2.6 million ($2.5 million, net of commissions).

On June 24, 2021, the Company sold 1,150,000 ordinary shares in a firm commitment underwritten public offering, including the underwriters’ option at a price of $23.00 per share for gross proceeds of approximately $26.5 million. The Company incurred aggregate offering expenses for the public offering of approximately $1.8 million, including approximately $1.6 million of management, underwriting and selling expenses.

The Company has issued 2,425,999 ordinary shares in connection with the acquisition of Tarus Therapeutics, Inc. and in connection with the Tarus Therapeutics, Inc.’s acquisition we may issue additional ordinary shares. See Note 8, “Acquisition of Tarus,” for a further discussion.

On July 18, 2022, the Company entered into the iOx Share Exchange Agreement under which it exchanged 1,070,000 ordinary shares of the Company for the remaining minority interest of 21.68% of iOx. See Note 19, “Related Party Transactions – Share Exchange Agreement – iOx,” for a further discussion.

On July 6, 2022, the Company entered into a Purchase Agreement (the “Committed Purchase Agreement”) with Lincoln, under which it may require Lincoln to purchase ordinary shares of the Company having an aggregate value of up to $30 million (the “Purchase Shares”) over a period of 36 months. Upon execution of the Committed Purchase Agreement, the Company issued to Lincoln 94,508 ordinary shares, representing a 3% commitment fee. Pursuant to the Committed Purchase Agreement, Lincoln will be obligated to purchase the Purchase Shares in three different scenarios that are based on various market criteria and share amounts. The Company has the right to terminate the Committed Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Committed Purchase Agreement. The requirement that Lincoln must make a purchase will be suspended based on various criteria such as there not being an effective registration statement for Lincoln to be able to resell the ordinary shares it is committed to purchase and market criteria such as the Company continuing to be Depository Trust Company eligible, among other things. The Committed Purchase Agreement does not impose any financial or business covenants on the Company, and there are no limitations on the use of proceeds. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three-year anniversary of the date of the Committed Purchase Agreement, excluding, however, an ATM transaction with a registered broker-dealer, which includes any sales under the Sales Agreement with Cantor Fitzgerald.

As discussed in Note 2, “Going Concern,” the Company’s access to the ATM program and the Committed Purchase Agreement is generally limited, based on the Company’s trading volume on Nasdaq. See Note 18, “Commitments and Contingent Liabilities – Committed Purchase Agreement,” for a further discussion.

In October 2022, the Company began selling shares pursuant to the ATM program and the Sales Agreement. From October 2022 through March 31, 2023, the Company sold 166,145 ordinary shares under the ATM, generating net proceeds of approximately $0.9 million. Separately, between October 2022 and March 31, 2023, the Company sold 480,000 ordinary shares to Lincoln under the Committed Purchase Agreement for net proceeds totaling approximately $2.0 million.